Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CHF [Member] | Senior Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 340,000,000
Series maximum amount	340,000,000
Senior Bonds [Member] | UF [Member] | W1 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 4,000,000
Issuance rate	1.55% annual
Series approval date	Feb. 04, 2018
Series maximum amount	$ 6,000,000
Maturity date	Jun. 01, 2025
Senior Bonds [Member] | UF [Member] | Maximum [Member] | W1 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term	5
Senior Bonds [Member] | UF [Member] | Minimum [Member] | W1 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term	3
Senior Bonds [Member] | UF [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 4,000,000
Series maximum amount	6,000,000
Senior Bonds [Member] | USD [Member] | USD Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 50,000,000
Issuance rate	0.71% annual
Series approval date	Feb. 25, 2021
Series maximum amount	$ 50,000,000
Maturity date	Dec. 28, 2023
Senior Bonds [Member] | USD [Member] | Maximum [Member] | USD Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term	2
Senior Bonds [Member] | USD [Member] | Minimum [Member] | USD Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term	10
Senior Bonds [Member] | USD [Member] | USD Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 100,000,000
Issuance rate	0.72% annual
Series approval date	Feb. 25, 2021
Series maximum amount	$ 100,000,000
Maturity date	Jan. 26, 2024
Senior Bonds [Member] | USD [Member] | Maximum [Member] | USD Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term	2
Senior Bonds [Member] | USD [Member] | Minimum [Member] | USD Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term	11
Senior Bonds [Member] | USD [Member] | USD Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 27,000,000
Term	7
Issuance rate	2.05% annual
Series approval date	Jun. 09, 2021
Series maximum amount	$ 27,000,000
Maturity date	Jun. 09, 2028
Senior Bonds [Member] | USD [Member] | USD Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 16,000,000
Term	5
Issuance rate	1.64% annual
Series approval date	Jul. 15, 2021
Series maximum amount	$ 16,000,000
Maturity date	Jul. 15, 2026
Senior Bonds [Member] | USD [Member] | USD Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 500,000,000
Term	10
Issuance rate	3.18% annual
Series approval date	Oct. 21, 2021
Series maximum amount	$ 500,000,000
Maturity date	Oct. 26, 2031
Senior Bonds [Member] | USD [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 693,000,000
Series maximum amount	693,000,000
Senior Bonds [Member] | JPY [Member] | JPY Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 10,000,000,000
Term	5
Issuance rate	0.35% annual
Series approval date	May 13, 2021
Series maximum amount	$ 10,000,000,000
Maturity date	May 13, 2026
Senior Bonds [Member] | JPY [Member] | JPY Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 2,000,000,000
Term	4
Issuance rate	0.40% annual
Series approval date	Jul. 12, 2021
Series maximum amount	$ 2,000,000,000
Maturity date	Jul. 12, 2025
Senior Bonds [Member] | JPY [Member] | JPY Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 10,000,000,000
Term	4
Issuance rate	0.42% annual
Series approval date	Jul. 13, 2021
Series maximum amount	$ 10,000,000,000
Maturity date	Jul. 28, 2025
Senior Bonds [Member] | JPY [Member] | JPY Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 3,000,000,000
Issuance rate	0.48% annual
Series approval date	Nov. 08, 2021
Series maximum amount	$ 3,000,000
Maturity date	May 18, 2026
Senior Bonds [Member] | JPY [Member] | Maximum [Member] | JPY Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term	4
Senior Bonds [Member] | JPY [Member] | Minimum [Member] | JPY Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term	5
Senior Bonds [Member] | JPY [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 25,000,000,000
Series maximum amount	25,000,000,000
Senior Bonds [Member] | CHF [Member] | CHF Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 150,000,000
Term	6
Issuance rate	0.33 annual
Series approval date	Jun. 22, 2021
Series maximum amount	$ 150,000,000
Maturity date	Jun. 22, 2027
Senior Bonds [Member] | CHF [Member] | CHF Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount	$ 190,000,000
Term	5
Issuance rate	0.30 annual
Series approval date	Oct. 12, 2021
Series maximum amount	$ 190,000,000
Maturity date	Oct. 22, 2026
Senior Bonds [Member] | UF [Member] | W1 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 1,996,000
Issuance rate		1.55% annual
Series approval date		Feb. 04, 2018
Series maximum amount		$ 2,000,000
Maturity date		Jun. 01, 2025
Senior Bonds [Member] | UF [Member] | Maximum [Member] | W1 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term		5
Senior Bonds [Member] | UF [Member] | Minimum [Member] | W1 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term		3
Senior Bonds [Member] | UF [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 1,996,000
Series maximum amount		2,000,000
Senior Bonds [Member] | USD [Member] | USD Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 742,500,000
Term		5
Issuance rate		2.70% annual
Series approval date		Jan. 07, 2020
Series maximum amount		$ 750,000,000
Maturity date		Jan. 07, 2025
Senior Bonds [Member] | USD [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 742,500,000
Series maximum amount		750,000,000
Senior Bonds [Member] | USD [Member] | USD Bonds [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 200,000,000
Term		10
Issuance rate		3.79%
Series approval date		Jan. 21, 2020
Series maximum amount		$ 200,000,000
Maturity date		Jan. 21, 2030
Senior Bonds [Member] | USD [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 200,000,000
Series maximum amount		200,000,000
Senior Bonds [Member] | UF [Member] | USTDH20914 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 3,000,000
Issuance rate		3.00%
Series approval date		Apr. 07, 2020
Series maximum amount		$ 3,000,000
Maturity date		Sep. 01, 2034
Senior Bonds [Member] | UF [Member] | Maximum [Member] | USTDH20914 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term		14
Senior Bonds [Member] | UF [Member] | Minimum [Member] | USTDH20914 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term		5
Senior Bonds [Member] | UF [Member] | USTDH30914 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 3,000,000
Issuance rate		3.15%
Series approval date		Apr. 07, 2020
Series maximum amount		$ 3,000,000
Maturity date		Sep. 01, 2039
Senior Bonds [Member] | UF [Member] | Maximum [Member] | USTDH30914 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term		19
Senior Bonds [Member] | UF [Member] | Minimum [Member] | USTDH30914 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term		5
Senior Bonds [Member] | UF [Member] | USTDW20320 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 5,000,000
Issuance rate		3.50%
Series approval date		Jun. 19, 2020
Series maximum amount		$ 5,000,000
Maturity date		Sep. 01, 2035
Senior Bonds [Member] | UF [Member] | Maximum [Member] | USTDW20320 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term		15
Senior Bonds [Member] | UF [Member] | Minimum [Member] | USTDW20320 [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Term		3
Senior Bonds [Member] | UF [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of placement of senior bonds [Line Items]
Amount		$ 11,000,000
Series maximum amount		$ 11,000,000